Consolidated Statements of Changes in Stockholders' Equity - 6 months ended Jun. 30, 2018 - USD ($) $ in Thousands		Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive loss [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2017		$ 15,795	$ 40	$ 92,381	$ (7)	$ (76,619)
Balance (in shares) at Dec. 31, 2017			14,435,161
Stock based compensation		417	$ 0	417	0	0
Options and Restricted stock units Exercise		$ 879	$ 1	879	0	0
Options and Restricted stock units Exercise (in shares)		7,187	328,333
Issuance of Ordinary Shares and warrants	[1]	$ 5,965	$ 3	5,962
Issuance of Ordinary Shares and warrants (in shares)	[1]		1,000,000
Issuance of Ordinary Shares (Underwriter agreement)	[2]	70,304	$ 14	70,290
Issuance of Ordinary Shares (Underwriter agreement) (in shares)	[2]		5,000,000
Issuance of Ordinary Shares (ATM offering)	[3]	2,895	$ 0	2,895	0	0
Issuance of Ordinary Shares (ATM offering) (in shares)	[3]		149,260
Unrealized loss from marketable securities		(22)	$ 0	0	(22)	0
Net loss		(5,191)	0	0	0	(5,191)
Balance at Jun. 30, 2018		$ 91,043	$ 58	$ 172,824	$ (29)	$ (81,810)
Balance (in shares) at Jun. 30, 2018			20,912,754

[1]	See notes 3.3
[2]	See notes 3.4.
[3]	See note 3.5.